INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Process Material Stockpiles	$ 3,482	$ 4,050
Concentrate Inventory	4,328	2,448
Materials And Supplies	3,064	2,328
Inventories	$ 10,874	$ 8,826